Revenues and NOI for Reportable Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Revenues
Total property revenues	$ 121,124	$ 107,013	$ 238,512	$ 208,488
Management fee income	141	209	319	478
Total operating revenues	121,265	107,222	238,831	208,966
Net Operating Income	73,567	66,062	145,948	128,335
Discontinued operations NOI included above	(1,165)	(2,992)	(2,518)	(6,112)
Depreciation and amortization	(29,772)	(27,415)	(59,506)	(53,572)
Acquisition credit (expense)	(489)	(389)	(499)	(409)
Property management expense	(4,282)	(4,961)	(9,060)	(9,885)
General and administrative expense	(2,410)	(2,816)	(5,300)	(5,845)
Merger Related Expenses	(5,737)	0	(5,737)	0
Interest and other non-property income	(5)	84	13	198
Interest expense	(14,159)	(12,577)	(28,190)	(25,253)
Net casualty loss and other settlement proceeds	438	0	454	(9)
Gain on debt extinguishment	(1)	(15)	(62)	5
Amortization of deferred financing costs	(763)	(753)	(1,528)	(1,409)
Income (Loss) from Equity Method Investments	48	(69)	102	(100)
Discontinued operations	(32,496)	(14,056)	(33,189)	(24,486)
Net income attributable to noncontrolling interests	(160)	(135)	(319)	(283)
Net income attributable to MAA	47,747	28,286	67,306	50,622
Loss on sale of non-depreciable assets	0	(3)	0	(3)
Large Market Same Store
Revenues
Total property revenues	58,142	55,111
Real Estate Revenue, Net, Adjusted			115,421	109,043
Net Operating Income	34,424	32,217	69,004	63,653
Secondary Market Same Store
Revenues
Total property revenues	44,849	43,342
Real Estate Revenue, Net, Adjusted			89,098	86,014
Net Operating Income	26,841	25,735	53,547	50,792
Non-Same Store and Other
Revenues
Total property revenues	18,133	8,560
Real Estate Revenue, Net, Adjusted			33,993	13,431
Net Operating Income	$ 12,302	$ 8,110	$ 23,397	$ 13,890